American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	21,577,321	$1,303,918
The Growth Fund of America, Class R-6	11,618,304	785,397
The New Economy Fund, Class R-6	13,249,492	784,767
EuroPacific Growth Fund, Class R-6	11,433,504	780,108
SMALLCAP World Fund, Inc., Class R-6	6,476,085	535,119
		4,189,309
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	17,661,751	1,047,342
Total investment securities 100% (cost: $3,786,726,000)		5,236,651
Other assets less liabilities 0%		(1,406)
Net assets 100%		$5,235,245
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,063,521	$76,382	$—	$—	$164,015	$1,303,918	$4,990	$49,549
The Growth Fund of America, Class R-6	643,393	52,619	251	15	89,621	785,397	3,898	29,895
The New Economy Fund, Class R-6	649,541	48,223	592	20	87,575	784,767	2,247	18,427
EuroPacific Growth Fund, Class R-6	638,716	22,336	293	46	119,303	780,108	3,136	—
SMALLCAP World Fund, Inc., Class R-6	431,312	8,776	2,620	107	97,544	535,119	—	8,155
						4,189,309
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	849,152	53,970	—	—	144,220	1,047,342	3,029	—
Total 100%				$188	$702,278	$5,236,651	$17,300	$106,026
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 11

American Funds Growth PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	46,494,721	$3,143,043
AMCAP Fund, Class R-6	78,891,341	3,115,419
SMALLCAP World Fund, Inc., Class R-6	15,753,265	1,301,692
New Perspective Fund, Class R-6	21,015,493	1,269,966
The New Economy Fund, Class R-6	20,807,353	1,232,420
		10,062,540
Growth-and-income funds 20%
Fundamental Investors, Class R-6	36,262,204	2,480,698
Total investment securities 100% (cost: $9,270,989,000)		12,543,238
Other assets less liabilities 0%		(3,812)
Net assets 100%		$12,539,426
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$2,622,652	$155,384	$342	$40	$365,309	$3,143,043	$15,851	$121,568
AMCAP Fund, Class R-6	2,601,955	211,617	—	—	301,847	3,115,419	13,226	64,922
SMALLCAP World Fund, Inc., Class R-6	1,061,816	20,063	20,443	585	239,671	1,301,692	—	20,063
New Perspective Fund, Class R-6	1,053,901	53,673	—	—	162,392	1,269,966	4,910	48,762
The New Economy Fund, Class R-6	1,057,136	33,183	316	32	142,385	1,232,420	3,607	29,576
						10,062,540
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,074,873	101,489	—	—	304,336	2,480,698	19,953	—
Total 100%				$657	$1,515,940	$12,543,238	$57,547	$284,891
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 11

American Funds Growth and Income PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 16%	Shares	Value (000)
The Growth Fund of America, Class R-6	19,288,393	$1,303,896
SMALLCAP World Fund, Inc., Class R-6	8,364,797	691,183
		1,995,079
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	53,311,773	3,161,388
The Investment Company of America, Class R-6	69,799,752	3,075,377
		6,236,765
Equity-income funds 9%
Capital Income Builder, Class R-6	19,004,835	1,189,132
Balanced funds 15%
American Balanced Fund, Class R-6	60,433,197	1,814,205
Fixed income funds 10%
The Bond Fund of America, Class R-6	88,404,501	1,211,142
Total investment securities 100% (cost: $10,067,164,000)		12,446,323
Other assets less liabilities 0%		(3,331)
Net assets 100%		$12,442,992
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
The Growth Fund of America, Class R-6	$1,094,771	$57,009	$—	$—	$152,116	$1,303,896	$6,576	$50,433
SMALLCAP World Fund, Inc., Class R-6	563,013	10,628	9,613	194	126,961	691,183	—	10,628
						1,995,079
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	2,705,218	9,440	10,010	427	456,313	3,161,388	9,440	—
The Investment Company of America, Class R-6	2,704,335	13,046	—	—	357,996	3,075,377	13,045	—
						6,236,765
Equity-income funds 9%
Capital Income Builder, Class R-6	1,049,808	26,657	—	—	112,667	1,189,132	12,669	—
Balanced funds 15%
American Balanced Fund, Class R-6	1,602,121	118,601	—	—	93,483	1,814,205	7,097	44,003
Fixed income funds 10%
The Bond Fund of America, Class R-6	1,084,750	152,338	—	—	(25,946)	1,211,142	4,827	36,208
Total 100%				$621	$1,273,590	$12,446,323	$53,654	$141,272
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 4 of 11

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 11%	Shares	Value (000)
New Perspective Fund, Class R-6	19,867,617	$1,200,600
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	33,779,638	1,679,186
Capital World Growth and Income Fund, Class R-6	19,828,853	1,175,851
		2,855,037
Equity-income funds 10%
The Income Fund of America, Class R-6	46,498,349	1,094,106
Balanced funds 39%
American Balanced Fund, Class R-6	91,788,355	2,755,487
American Funds Global Balanced Fund, Class R-6	43,993,006	1,640,059
		4,395,546
Fixed income funds 15%
The Bond Fund of America, Class R-6	120,934,605	1,656,804
Total investment securities 100% (cost: $9,124,343,000)		11,202,093
Other assets less liabilities 0%		(2,831)
Net assets 100%		$11,199,262
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 5 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
New Perspective Fund, Class R-6	$1,008,101	$51,165	$13,576	$776	$154,134	$1,200,600	$4,681	$46,485
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,474,700	31,734	—	—	172,752	1,679,186	9,683	22,051
Capital World Growth and Income Fund, Class R-6	1,003,061	3,501	—	—	169,289	1,175,851	3,501	—
						2,855,037
Equity-income funds 10%
The Income Fund of America, Class R-6	983,941	12,638	—	—	97,527	1,094,106	12,638	—
Balanced funds 39%
American Balanced Fund, Class R-6	2,464,675	146,915	—	—	143,897	2,755,487	10,860	67,336
American Funds Global Balanced Fund, Class R-6	1,469,051	8,104	—	—	162,904	1,640,059	7,319	—
						4,395,546
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,510,772	181,288	—	—	(35,256)	1,656,804	6,654	49,647
Total 100%				$776	$865,247	$11,202,093	$55,336	$185,519
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 6 of 11

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	20,469,765	$906,401
Equity-income funds 50%
The Income Fund of America, Class R-6	64,455,938	1,516,648
Capital Income Builder, Class R-6	24,123,355	1,509,399
		3,026,047
Fixed income funds 35%
American High-Income Trust, Class R-6	89,825,698	918,018
Intermediate Bond Fund of America, Class R-6	43,025,996	600,213
The Bond Fund of America, Class R-6	43,808,308	600,174
		2,118,405
Total investment securities 100% (cost: $5,567,115,000)		6,050,853
Other assets less liabilities 0%		(1,436)
Net assets 100%		$6,049,417
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$817,509	$5,635	$175	$25	$83,407	$906,401	$5,635	$—
Equity-income funds 50%
The Income Fund of America, Class R-6	1,376,935	17,660	14,341	82	136,312	1,516,648	17,661	—
Capital Income Builder, Class R-6	1,365,989	19,971	23,297	3	146,733	1,509,399	16,417	—
						3,026,047
Fixed income funds 35%
American High-Income Trust, Class R-6	852,110	15,786	3,009	(205)	53,336	918,018	15,786	—
Intermediate Bond Fund of America, Class R-6	563,289	46,831	—	—	(9,907)	600,213	1,439	11,920
The Bond Fund of America, Class R-6	561,910	50,872	—	—	(12,608)	600,174	2,423	17,949
						2,118,405
Total 100%				$(95)	$397,273	$6,050,853	$59,361	$29,869
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 7 of 11

American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	12,348,251	$732,251
Washington Mutual Investors Fund, Class R-6	10,903,850	542,030
American Mutual Fund, Class R-6	11,930,543	528,285
		1,802,566
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	52,986,341	891,230
The Tax-Exempt Bond Fund of America, Class R-6	38,547,318	528,484
Limited Term Tax-Exempt Bond Fund of America, Class R-6	21,524,770	349,778
		1,769,492
Total investment securities 100% (cost: $3,166,918,000)		3,572,058
Other assets less liabilities 0%		(884)
Net assets 100%		$3,571,174
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$636,272	$2,206	$13,294	$1,003	$106,064	$732,251	$2,205	$—
Washington Mutual Investors Fund, Class R-6	476,024	10,243	—	—	55,763	542,030	3,126	7,118
American Mutual Fund, Class R-6	475,986	3,720	—	—	48,579	528,285	3,281	—
						1,802,566
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	812,519	42,676	—	—	36,035	891,230	7,038	1,302
The Tax-Exempt Bond Fund of America, Class R-6	483,951	32,757	—	—	11,776	528,484	3,083	774
Limited Term Tax-Exempt Bond Fund of America, Class R-6	320,223	27,145	—	—	2,410	349,778	1,182	1,919
						1,769,492
Total 100%				$1,003	$260,627	$3,572,058	$19,915	$11,113
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Tax-Aware Conservative Growth and Income Portfolio — Page 8 of 11

American Funds Preservation PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	133,806,734	$1,866,604
Short-Term Bond Fund of America, Class R-6	123,452,642	1,244,403
		3,111,007
Total investment securities 100% (cost: $3,082,319,000)		3,111,007
Other assets less liabilities 0%		(725)
Net assets 100%		$3,110,282
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,748,989	$183,411	$35,806	$(168)	$(29,822)	$1,866,604	$4,450	$36,298
Short-Term Bond Fund of America, Class R-6	1,165,993	109,696	20,777	(56)	(10,453)	1,244,403	2,332	11,373
Total 100%				$(224)	$(40,275)	$3,111,007	$6,782	$47,671
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 9 of 11

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	29,188,158	$474,307
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	19,621,107	203,275
		677,582
Total investment securities 100% (cost: $667,666,000)		677,582
Other assets less liabilities 0%		(86)
Net assets 100%		$677,496
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$423,472	$50,368	$2,719	$11	$3,175	$474,307	$1,602	$2,636
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	181,488	22,193	763	—[2]	357	203,275	464	527
Total 100%				$11	$3,532	$677,582	$2,066	$3,163
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 10 of 11

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-900-0321O-S78148	American Funds Portfolio Series — Page 11 of 11